Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2025 and December 31, 2024 are summarized as follows:

	June 30,	December 31,
	2025	2024
Software development	€111,443	€1,563,923
Software SKN1	248,419	248,419
Software SKN2	1,248,576	-
Computer application	33,755	33,755
Research and Development Prototypes	654,866	-
Web page	6,010	6,010
	2,303,069	1,852,107
Amortization	(187,895)	(139,132)
	€2,115,174	€1,712,975

During the six months ended June 30, 2025 and 2024, the Company made additions to other intangible developments of €450,962 and €0, respectively. Other intangible developments refer to R&D projects, mainly the new Turbo Energy App software platform and the new SUNBOX prototypes.

During the first semester of 2025, Turbo Energy had ready and already in use the new Turbo Energy App software platform SKN2, as well as the first beta units already in use of the new SUNBOX energy storage solution developed for the U.S. market. Software development of €1,452,479 was transferred to Software SKN2 upon completion of the development.

During the six months ended June 30, 2025 and 2024, the Company recorded amortization expense of €48,763 and €24,842, respectively. The Company evaluated intangible assets for impairment for the six months ended June 30, 2025 and determined that there are no impairment losses.